Other Assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other Assets
21.
OTHER ASSETS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Refundable deposits	$1,995	$2,162
Spare parts	2,233	2,006
Other financial assets	1,000	1,000
Others	2,223	2,833
	$7,451	$8,001
Current
Spare parts	$2,233	$2,006
Others	589	1,109
	$2,822	$3,115
Noncurrent
Refundable deposits	$1,995	$2,162
Other financial assets	1,000	1,000
Others	1,634	1,724
	$4,629	$4,886

Other financial assets - noncurrent was Piping Fund. As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the ROC government to contribute to a Piping Fund administered by the Taipei City Government. This fund was used to finance various telecommunications infrastructure projects. Net assets of this fund will be returned proportionately after the project is completed.